Related Party Transactions (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 22, 2021	Aug. 19, 2021	Feb. 25, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 15, 2021	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)				5,000,000	3,500,000
Notes payable, related party				$ 0	$ 458,599
Promissory note received				$ 281,771
loan agreement		$ 237,590
Note interest	14.00%
Common shares and warrants issued (in Shares)				196,949,801	97,005,817	250,000
Exchange amount						$ 50,000
Restricted Stock Units [Member]
Related Party Transactions (Details) [Line Items]
Vested shares (in Shares)			200,000
Converted into common shares (in Shares)			200,000
CMI Transaction [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)							2,500,000